Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished goods	$ 68,420	$ 62,410
Raw materials	19,584	80,606
WIP	1,961	6,039
Total Inventory	$ 89,965	$ 149,055	[1]

[1]	Government and other grants have been restated due to a presentational error - see Note 21.